Eaton Vance
Municipal Income Trust
February 28, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.0%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.2%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$ 680,683
		$ 680,683
Other — 0.8%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,749,647
		$ 3,749,647
Total Corporate Bonds (identified cost $4,305,000)		$ 4,430,330

Tax-Exempt Municipal Obligations — 136.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.3%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$1,000	$ 1,156,810
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	300	332,067
		$ 1,488,877
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(2)	$630	$ 277,291
		$ 277,291
Education — 7.3%
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	$430	$ 372,492
Boyle County, KY, (Centre College), 4.50%, 6/1/53	1,000	960,170
California Municipal Finance Authority, (Westside Neighborhood School), 6.20%, 6/15/54(1)	1,060	1,144,599
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	350	352,163
5.375%, 6/15/48(1)	655	641,356
Capital Trust Authority, FL, (Mason Classical Academy), 5.00%, 6/1/64(1)	1,470	1,428,281
District of Columbia, (KIPP DC), 4.00%, 7/1/44	485	455,890
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	250	227,800
Security	Principal Amount (000's omitted)	Value
Education (continued)
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	$1,000	$ 1,057,690
Massachusetts Development Finance Agency, (Boston University):
5.00%, 10/1/48(3)(4)	10,000	10,744,600
6.00%, 5/15/59	5,580	6,221,477
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	245	212,126
5.00%, 4/1/40(1)	710	729,404
5.00%, 4/1/50(1)	1,030	1,036,211
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/44(1)	1,745	1,764,352
Tennessee State School Bond Authority, 5.00%, 11/1/52(3)	5,000	5,299,800
		$ 32,648,411
Electric Utilities — 7.7%
Austin, TX, Electric Utility Revenue, 5.25%, 11/15/53(3)	$6,000	$ 6,514,860
Corpus Christi, TX, Utility System Revenue, 4.25%, 7/15/54(3)	14,000	13,514,620
Omaha Public Power District, NE, 5.00%, 2/1/54(3)	10,000	10,633,000
Seattle, WA, Municipal Light and Power Revenue:
5.00%, 3/1/53	30	31,750
5.00%, 3/1/53(3)	3,500	3,704,225
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	225	239,177
		$ 34,637,632
Escrowed/Prerefunded — 0.4%
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 5.00%, 12/1/50	$1,500	$ 1,731,180
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	20	21,896
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	5	5,298
		$ 1,758,374
General Obligations — 16.4%
Aledo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(3)	$4,000	$ 4,214,520
Bastrop Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(3)	8,000	8,453,600
California, 5.25%, 9/1/53(3)	6,000	6,618,240
Chicago Board of Education, IL:
5.00%, 12/1/42	8,160	8,086,886
6.00%, 12/1/49	2,625	2,840,329

Eaton Vance
Municipal Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL, 5.75%, 1/1/33	$1,500	$ 1,545,285
Clark County Water Reclamation District, NV, 5.00%, 7/1/49(3)	6,000	6,420,420
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/53(3)	6,000	6,371,760
Illinois:
5.00%, 12/1/42	3,020	3,086,470
5.50%, 5/1/39	290	315,062
5.75%, 5/1/45	295	317,933
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/58(3)	4,000	4,236,720
Longview Independent School District, TX, 4.00%, 2/15/49(3)	5,000	4,857,050
Massachusetts, 5.00%, 5/1/53(3)	6,000	6,350,460
Pasadena Independent School District, TX, (PSF Guaranteed), 4.25%, 2/15/53	3,000	2,982,870
Puerto Rico, 0.00%, 7/1/33	3,000	2,128,320
Royse City Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/53	5	5,301
5.00%, 2/15/53(3)	4,000	4,240,720
		$ 73,071,946
Hospital — 6.8%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(3)	$1,000	$ 951,280
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.50%, 11/1/47	1,500	1,631,010
Idaho Health Facilities Authority, ID, (St. Luke’s Health System), 4.375%, 3/1/53	2,000	1,958,740
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	4,000	4,001,720
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	3,000	2,798,790
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	1,500	1,538,070
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/44	1,835	1,811,402
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	60	60,052
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/48	750	701,318
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.25%, 11/1/54(3)	6,500	7,024,875
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.25%, 11/1/47	2,000	1,976,860
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group):
5.00%, 12/1/43	$875	$ 791,297
5.50%, 12/1/43	750	720,615
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	4,075	3,932,171
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	340	379,977
		$ 30,278,177
Housing — 3.6%
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	$6,425	$ 4,631,654
Florida Development Finance Corp., (The Henry Project), 5.00%, 6/1/44(1)	1,625	1,640,714
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 7/1/53	2,000	2,027,340
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.90%, 12/1/59	1,000	1,009,430
Texas Student Housing Corp., (University of North Texas), 6.85%, 7/1/31(5)	180	180,000
Washington Housing Finance Commission, Sustainability Bonds, 3.375%, 4/20/37	5,053	4,609,687
Waterbury Housing Authority, CT, (Laurel Estates Preservation LLC), (FHLMC), 4.50%, 2/1/42	2,000	2,024,400
		$ 16,123,225
Industrial Development Revenue — 9.5%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.70%, 5/1/53	$3,385	$ 3,569,855
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	555	555,660
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	1,000	863,890
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	2,500	2,501,925
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(1)	3,500	3,562,895
(AMT), 3.50%, 12/1/51(1)	2,000	1,561,500
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,075	1,080,956
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	3,075	2,905,045
(AMT), 4.875%, 11/1/42(1)	245	237,145

Eaton Vance
Municipal Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	$4,130	$ 4,134,749
5.50%, 6/1/33	750	753,743
(AMT), 5.625%, 11/15/30	4,535	4,541,258
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 5.125% to 9/3/30 (Put Date), 9/1/50(1)	700	742,987
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 10/1/40	6,845	7,075,403
(AMT), 5.625%, 4/1/40	5,605	6,010,634
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), 5.375%, 3/1/31	1,000	1,112,640
Valparaiso, IN, (Pratt Paper (IN), LLC), (AMT), 5.00%, 1/1/54(1)	1,000	1,022,800
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	300	307,845
		$ 42,540,930
Insured - Education — 2.8%
Florida State Board of Governors, (BAM), 4.25%, 10/1/53(3)	$10,000	$ 9,901,400
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	1,000	1,200,510
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(3)	1,365	1,567,798
		$ 12,669,708
Insured - Electric Utilities — 4.4%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$710	$ 648,933
(NPFG), 0.00%, 11/15/38	2,000	1,085,480
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AGM), 5.00%, 7/1/64	3,125	3,265,906
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.25%, 5/15/53(3)	4,000	4,309,240
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,908,680
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,515	1,502,562
(NPFG), 5.25%, 7/1/32	250	250,822
(NPFG), 5.25%, 7/1/34	1,445	1,448,916
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
South Carolina Public Service Authority, (AGM), 5.75%, 12/1/52	$4,000	$ 4,440,200
		$ 19,860,739
Insured - General Obligations — 1.0%
Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	$2,455	$ 2,028,542
Detroit School District, MI, (AGM), 5.25%, 5/1/32	300	339,768
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,124,130
Whatcom County Public Utility District No. 1, WA, (BAM), (AMT), 5.50%, 12/1/42	1,000	1,096,090
		$ 4,588,530
Insured - Hospital — 1.0%
West Virginia Hospital Finance Authority, (Vandalia Health), (AGM), 5.50%, 9/1/48	$3,000	$ 3,277,770
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.00%, 11/1/51	1,150	1,200,796
		$ 4,478,566
Insured - Housing — 0.5%
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee):
(BAM), 5.00%, 7/1/64	$650	$ 670,313
(BAM), 5.25%, 7/1/64	1,300	1,362,946
		$ 2,033,259
Insured - Lease Revenue/Certificates of Participation — 1.4%
Hinds County, MS, (Mississippi Lease Purchase), (BAM), 4.625%, 9/1/54(1)	$3,000	$ 2,977,170
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,091,180
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	2,126,160
		$ 6,194,510
Insured - Other Revenue — 0.3%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$ 711,699
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	560	442,927
		$ 1,154,626

Eaton Vance
Municipal Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 5.2%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/25	$5,250	$ 5,140,328
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	4,210	2,695,831
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,095,420
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	20,700	11,788,650
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	760	725,724
(AGC), 0.00%, 7/1/27	2,020	1,860,238
		$ 23,306,191
Insured - Transportation — 8.0%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$ 9,321,732
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AGM), (AMT), 5.50%, 1/1/53	3,000	3,218,760
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.50%, 1/1/53	6,000	6,408,840
Houston, TX, Airport System Revenue, (AGM), (AMT), 4.50%, 7/1/53	6,500	6,480,890
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AGM), (AMT), 5.25%, 6/30/60	4,200	4,410,756
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	515	528,720
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.00%, 12/31/57	2,000	2,060,040
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	2,698,350
Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	820	821,623
		$ 35,949,711
Insured - Water and Sewer — 4.1%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(3)	$17,985	$ 18,496,853
		$ 18,496,853
Lease Revenue/Certificates of Participation — 4.3%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$4,115	$ 4,304,660
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/52	3,500	3,676,120
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/48	$8,000	$ 8,216,960
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/43	2,730	2,861,586
		$ 19,059,326
Other Revenue — 2.2%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$5,045	$ 4,619,404
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	1,925	750,750
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	485	498,706
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	458,040
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	890	907,257
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	2,000	2,146,100
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	405	405,150
		$ 9,785,407
Senior Living/Life Care — 8.8%
California Health Facilities Financing Authority, (Episcopal Communities and Services), 5.25%, 11/15/58	$1,530	$ 1,590,068
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(1)	230	227,318
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	215	215,596
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,510	1,097,045
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/52	1,000	966,090
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	550	550,022
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	730,902
Lee County Industrial Development Authority, FL, (Shell Point Obligated Group), 5.00%, 11/15/54	1,000	1,025,060
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	775	804,814
5.00%, 11/15/38(1)	545	565,345
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	310	310,068

Eaton Vance
Municipal Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	$3,715	$ 3,718,084
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,700	2,134,674
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	780	783,034
5.625%, 7/1/46(1)	465	467,120
5.75%, 7/1/54(1)	1,270	1,273,721
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/33	120	121,694
5.00%, 7/1/34	130	131,572
5.00%, 7/1/49	2,775	2,653,705
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/49	4,765	4,441,171
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	1,215	1,607,068
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	775	784,091
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	3,000	3,264,000
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	2,640	2,507,498
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	1,200	900,252
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
7.00%, 9/1/53	3,000	3,420,150
7.00%, 9/1/59	1,000	1,133,000
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(1)	750	757,560
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 5.75%, 8/15/54	1,000	1,076,910
		$ 39,257,632
Special Tax Revenue — 16.7%
Aerotropolis Regional Transportation Authority, CO, 5.75%, 12/1/54(1)	$3,440	$ 3,586,785
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(1)	1,640	1,695,481
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	555	564,857
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	275	236,269
Michigan Trunk Line Fund, 5.25%, 11/15/49(3)	4,000	4,387,800
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Mida Mountain Village Public Infrastructure District, UT, 5.125%, 6/15/54(1)	$2,185	$ 2,185,743
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	90	0
5.35%, 5/1/38(6)	35	0
5.75%, 5/1/38	115	115,959
New York City Transitional Finance Authority, NY:
4.375%, 5/1/53	1,000	999,660
5.50%, 5/1/52(3)	10,000	11,100,800
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	2,195	1,738,286
4.00%, 8/1/39(3)	6,500	6,523,205
New York Thruway Authority, Personal Income Tax Revenue, Green Bonds, 5.00%, 3/15/55(3)	10,000	10,565,300
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	251	230,601
0.00%, 7/1/29	261	225,053
0.00%, 7/1/31	316	253,609
0.00%, 7/1/33	357	264,451
0.00%, 7/1/46	3,403	1,146,947
0.00%, 7/1/51	4,523	1,127,177
4.50%, 7/1/34	286	286,123
4.536%, 7/1/53	36	35,796
5.00%, 7/1/58	4,752	4,772,006
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	183	172,107
Series A2, 5.80%, 5/1/35	155	100,584
Sterling Hill Community Development District, FL, 6.20%, 5/1/35(5)	552	253,816
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(3)	4,275	4,645,215
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 5.25%, 7/15/59(3)	10,000	10,891,300
Sustainability Bonds, 5.25%, 7/15/53(3)	6,000	6,511,500
		$ 74,616,430
Transportation — 19.0%
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/53(3)	$6,000	$ 6,391,260
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(3)	4,500	4,760,595
Denver City and County, CO, Airport System Revenue, (AMT), 5.75%, 11/15/45	2,500	2,751,775

Eaton Vance
Municipal Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Gerald R. Ford International Airport Authority, MI:
(AMT), 5.00%, 1/1/54	$685	$ 712,071
(AMT), 5.00%, 1/1/54(3)	11,000	11,434,830
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(3)	6,000	6,374,940
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	3,000	3,136,440
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	2,855	3,033,123
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AMT), 5.375%, 6/30/60	2,360	2,443,615
Sustainability Bonds, (AMT), 6.00%, 6/30/54	1,155	1,245,159
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,150	1,150,058
(AMT), 5.25%, 1/1/50	1,055	1,054,979
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	4,550	4,817,949
Oklahoma Turnpike Authority, 5.50%, 1/1/54(3)	5,000	5,572,950
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	5,000	5,051,750
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	3,000	3,120,330
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.25%, 5/1/55(3)	10,000	10,669,500
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	1,500	1,594,755
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	6,000	6,067,140
Texas Transportation Commission, (State Highway 249 System):
0.00%, 8/1/37	725	424,821
0.00%, 8/1/39	750	393,563
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	1,540	1,505,951
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	1,007,380
		$ 84,714,934
Water and Sewer — 5.0%
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/43(3)	$9,550	$ 9,555,443
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
JEA Water and Sewer System Revenue, FL, 5.25%, 10/1/55(3)	$10,000	$ 10,946,400
Jefferson County, AL, Sewer Revenue, 5.50%, 10/1/53	1,695	1,837,516
		$ 22,339,359
Total Tax-Exempt Municipal Obligations (identified cost $595,889,557)		$ 611,330,644

Taxable Municipal Obligations — 4.3%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(7)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(2)	$347	$ 62,483
		$ 62,483
Education — 0.2%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$1,000	$ 1,030,190
		$ 1,030,190
General Obligations — 1.8%
Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$ 7,906,634
		$ 7,906,634
Insured - Education — 0.5%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$2,745	$ 2,135,335
		$ 2,135,335
Insured - Transportation — 0.9%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/48	$10,765	$ 2,580,909
(AMBAC), 0.00%, 10/1/32	1,285	877,513
(AMBAC), 0.00%, 10/1/33	1,000	645,620
		$ 4,104,042
Lease Revenue/Certificates of Participation — 0.1%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$250	$ 253,097

Eaton Vance
Municipal Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	$135	$ 136,585
		$ 389,682
Special Tax Revenue — 0.8%
American Samoa Economic Development Authority, 3.72%, 9/1/27(1)	$1,115	$ 1,064,212
Oneida Indian Nation of New York, 8.00%, 9/1/40(1)	2,500	2,565,900
		$ 3,630,112
Student Loan — 0.0%(7)
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$90	$ 89,823
		$ 89,823
Total Taxable Municipal Obligations (identified cost $18,663,027)		$ 19,348,301
Total Investments — 142.1% (identified cost $618,857,584)		$ 635,109,275
Other Assets, Less Liabilities — (42.1)%		$(188,263,884)
Net Assets — 100.0%		$ 446,845,391
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2025, the aggregate value of these securities is $57,930,616 or 13.0% of the Trust's net assets.
(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(4)	When-issued security.
(5)	Security is in default and making only partial interest payments.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(7)	Amount is less than 0.05%.
At February 28, 2025, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
Texas	13.9%
New York	12.2%
Others, representing less than 10% individually	73.2%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2025, 21.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 10.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue

The Trust did not have any open derivative instruments at February 28, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

At February 28, 2025, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 4,430,330	$ —	$ 4,430,330
Tax-Exempt Municipal Obligations	—	611,330,644	—	611,330,644
Taxable Municipal Obligations	—	19,348,301	—	19,348,301
Total Investments	$ —	$635,109,275	$ —	$635,109,275
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.